Details of Certain Consolidated Statements of Income Lines	12 Months Ended
Dec. 31, 2012
Other Income And Other Expense Disclosure [Abstract]
Details of Certain Consolidated Statements of Income Lines

NOTE 19

Details of Certain Consolidated Statements of Income Lines

The following is a detail of other commissions and fees for the years ended December 31:

(Millions)	2012	2011	2010
Foreign currency conversion revenue	$855	$861	$838
Delinquency fees	604	567	605
Service fees	362	355	328
Other	496	486	260
Total other commissions and fees	$2,317	$2,269	$2,031

The following is a detail of other revenues for the years ended December 31:

(Millions)	2012	2011	2010
Global Network Services partner revenues	$664	$655	$530
Net gain (loss) on investment securities	126	16	(5)
Other	1,662	1,493	1,402
Total other revenues	$2,452	$2,164	$1,927

Other revenues include revenues arising from contracts with Global Network Services (GNS) partners including royalties and signing fees, insurance premiums earned from cardmember travel and other insurance programs, Travelers Cheques related revenues, publishing revenues and other miscellaneous revenue and fees.

The following is a detail of marketing, promotion, rewards and cardmember services for the years ended December 31:

(Millions)	2012	2011	2010
Marketing and promotion	$2,890	$2,996	$3,147
Cardmember rewards	6,282	6,218	5,000
Cardmember services	799	716	591
Total marketing, promotion, rewards and
cardmember services	$9,971	$9,930	$8,738

Marketing and promotion expense includes advertising costs, which are expensed in the year in which the advertising first takes place. Cardmember rewards expense includes the costs of rewards programs, including Membership Rewards (discussed in Note 11) and co-brand arrangements. Cardmember services expense includes protection plans and complimentary services provided to cardmembers.

The following is a detail of other, net for the years ended December 31:

(Millions)	2012	2011	2010
Professional services	$2,963	$2,951	$2,806
Occupancy and equipment	1,823	1,685	1,562
Communications	383	378	383
MasterCard and Visa settlements, net of
legal fees	―	(562)	(852)
Other	1,404	1,260	1,208
Total other, net	$6,573	$5,712	$5,107

Other expense includes general operating expenses, gains (losses) on sale of assets or businesses not classified as discontinued operations, litigation, internal and regulatory review-related reimbursements and insurance costs or settlements, investment impairments and certain Loyalty Partner expenses.